INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES [abstract]
Schedule of particulars of principal associates
		Nominal value of	Percentage
	Place of	ordinary shares issued and paid-up/	of equity attributable to
Name of associates	establishment	registered capital	the Group	Principal activities
Shanghai Petroleum	Shanghai, PRC	RMB900 million	30.0%	Production, processing and technology
Corporation Limited				consultation of oil, gas and relevant
products in the PRC

CNOOC Finance	Beijing, PRC	RMB4 billion	31.8%	Provision of deposit, transfer, settlement,
Corporation Limited				loan, discounting and other financing
services to CNOOC and its member
entities

Schedule of Group's investments in associates
	2017	2018
Share of net assets	4,067	4,433

Schedule of summarized financial information of the Group's associates in the consolidated financial statements
	2016	2017	2018

(Loss)/profit for the year	(609)	302	406
Other comprehensive (expense)/income	(127)	36	16
Total comprehensive (expense)/income	(736)	338	422